Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivatives
The summary of actual movements in the fair value of the hedged items attributable to the hedged risk

	2019			2018
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts	3,750	44,792	47,141	3,426	36,545	38,230
Interest rate contracts	11,293	104,957	99,331	10,536	96,410	90,444
Credit derivatives	17	280	359	16	346	208
Equity and commodity contracts	3	—	48	1	48	15
		150,029	146,879		133,349	128,897

The schedule of derivatives held for hedging purposes

	2019				2018
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts	65.1	1,186	2,641	(585)	60.0	965	2,061	(7)

Cash flow hedging
Interest rate contracts	148.4	1,450	833	366	149.7	1,148	872	(770)
Exchange rate contracts	12.3	66	8	(59)	12.5	106	—	—

Net investment hedging
Exchange rate contracts	0.4	—	4	8	2.0	32	10	—
	226.2	2,702	3,486	(270)	224.2	2,251	2,943	(777)
IFRS netting	—	(2,500)	(3,464)	—	—	(1,893)	(2,922)	—
	—	202	22	—	—	358	21	—

Note:

(1) The change in fair value used for hedge ineffectiveness includes instruments that were decrecognised in the year.

Schedule of notional of hedging instruments affected by interest rate benchmark reform (SONIA not subject to reform)

2019
£bn
Fair value hedging
- LIBOR	40.2
- EURIBOR	11.1
Cash flow hedging
- LIBOR	44.2
- EURIBOR	3.4
- SONIA	0.0

The schedule of period in which the hedging contracts ends

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years	20+ years	Total
2019	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Hedging assets - Interest rate risk	0.6	1.6	8.1	5.5	12.5	4.4	4.3	37.0
Hedging liabilities - Interest rate risk	—	0.5	6.3	12.7	6.6	2.0	—	28.1

Cash flow hedging
Hedging assets
Interest rate risk	4.8	11.4	31.7	10.7	12.2	—	—	70.8
Average fixed interest rate (%)	1.10	0.97	1.20	1.78	1.44	3.12	—	1.11
Hedging liabilities
Interest rate risk	1.9	22.0	45.2	5.3	2.4	0.8	—	77.6
Average fixed interest rate (%)	0.83	1.01	0.87	1.32	1.12	4.31	—	0.98
Exchange rate risk	—	1.9	6.2	3.1	1.1	—	—	12.3
Average USD - £ rate	—	1.56	1.30	1.30	1.44	—	—	1.35
Average INR - £ rate	—	88.64	94.01	—	—	—	—	93.11

Net investment hedging
Exchange rate risk	0.1	0.3	—	—	—	—	—	0.4
Principal currency hedges
Average SEK - £ rate	12.27	12.10	—	—	—	—	—	12.21
Average DKK - £ rate	8.78	—	—	—	—	—	—	8.78
Average NOK - £ rate	12.36	—	—	—	—	—	—	12.36

2018
Fair value hedging
Hedging assets - Interest rate risk	1.0	1.8	11.0	4.9	7.8	3.7	3.8	34.0
Hedging liabilities - Interest rate risk	—	2.0	7.5	10.0	4.6	1.9	—	26.0

Cash flow hedging
Hedging assets
Interest rate risk	3.9	10.9	47.8	8.7	10.5	—	—	81.8
Average fixed interest rate (%)	1.87	1.44	1.13	2.00	1.43	—	—	1.33
Hedging liabilities
Interest rate risk	8.6	18.9	34.1	5.1	0.4	0.8	—	67.9
Average fixed interest rate (%)	0.54	0.56	1.07	1.34	3.96	4.31	—	0.94
Exchange rate risk	—	—	5.8	4.7	2.0	—	—	12.5
Average USD - £ rate	—	—	1.32	1.37	1.50	—	—	1.37

Net investment hedging
Exchange rate risk	1.2	0.6	0.2	—	—	—	—	2.0

The schedule of assets and liabilities subject to hedging derivatives

			Changes in fair value	Impact on hedged
	Carrying value	Impact on hedged	used as a basis to	items ceased to be
	of hedged	items included	determine	adjusted for
	assets and liabilities	in carrying value	ineffectiveness (1)	hedging gains or losses
2019	£m	£m	£m	£m
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,716	1,023	165	86
Other financial assets - securities	35,796	1,274	1,474	—
Total	42,512	2,297	1,639	86

Other financial liabilities - debt securities in issue	26,811	830	(807)	30
Subordinated liabilities	5,398	(275)	(222)	24
Total	32,209	555	(1,029)	54

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	69,254	—	(566)	—
Other financial assets - securities	2,275	—	(16)	—
Total	71,529	—	(582)	—

Cash flow hedging - interest rate (2)
Bank and customer deposits	75,837	—	225	—
Other financial liabilities - debt securities in issue	1,009	—	14	—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	12,264	—	59	—
Subordinated liabilities	—	—	—	—
Total	89,110	—	298	—

2018
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,197	875	(62)	91
Other financial assets - securities	31,879	362	108	10
Total	38,076	1,237	46	101

Other financial liabilities - debt securities in issue	23,289	(19)	(7)	—
Subordinated liabilities	2,359	22	15	—
Total	25,648	3	8	—

Fair value hedging - exchange rate
Other financial assets - securities	3	—	—	—

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	81,880	—	686
Bank and customer deposits	67,854	—	(28)	—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	5,590	—		—
Subordinated liabilities	6,902	—	—	—
Total	162,226	—	658	—

Notes:

(1)  The change in fair value used for hedge ineffectiveness instruments derecognised in the year.

(2)  Comparative period balances are nil.

Schedule of risk exposures will be affected by interest rate benchmark reform (notional, fair value)

		Hedged
	Notional	adjustment
	£bn	£m
Fair value hedging
- LIBOR	42.0	908
- EURIBOR	12.7	93
Cash flow hedging
- LIBOR	9.6	(115)
- EURIBOR	3.3	(46)
- BOE Base rate	34.7	(172)
- ECB REFI rate	0.1	0
- SONIA	0.1	0

Summary of hedge ineffectiveness recognized in other operating income

	2019	2018	2017
	£m	£m	£m
Fair value hedging
Gains/(losses) on the hedged items attributable to the hedged risk	610	54	(48)
(Losses)/gains on the hedging instruments	(585)	(7)	78
Fair value hedging ineffectiveness	25	47	30
Cash flow hedging
- Interest rate risk	23	(112)	9
Cash flow hedging ineffectiveness	23	(112)	9
Total	48	(65)	39